12. Taxes (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Income Taxes [line items]
Current assets taxes	$ 1,612	$ 276
Current liabilities taxes	209	276
Current tax liabilities noncurrent	356	504
Country of domicile [member]
Disclosure Of Income Taxes [line items]
Current assets taxes	1,610	2,485
Current liabilities taxes	108	128
Current tax liabilities noncurrent	356	504
Country of domicile [member] | Income taxes [member]
Disclosure Of Income Taxes [line items]
Current assets taxes		2,485
Current liabilities taxes	59	71
Country of domicile [member] | Tax settlement programs - PRT [member]
Disclosure Of Income Taxes [line items]
Current assets taxes	1,610
Current liabilities taxes	49	57
Current tax liabilities noncurrent	356	504
Abroad [member]
Disclosure Of Income Taxes [line items]
Current assets taxes	2	8
Current liabilities taxes	$ 101	$ 148